Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank) - Financial liabilities - Tabular disclosure (Details) € in Millions	Dec. 31, 2020 EUR (€)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative (liabilities)	€ 804
Derivative (assets)	(294)
Other Comprehensive Income related to unmatured hedging instruments	(541)
Gross financial debt after derivatives	35,229
Trade payables	11,051
Total financial liabilities (including derivatives assets)	46,280
TDIRA [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	636
Bonds, financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	29,848
Bank loans and from development organizations and multilateral lending institutions [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	3,671
Debt relating to financed assets [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	295
Cash collateral received [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	31
NEU Commercial Paper
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	555
IFRS Bank Overdrafts [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	154
Other financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	70
Not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative (liabilities)	(15)
Derivative (assets)	(155)
Gross financial debt after derivatives	5,054
Trade payables	9,760
Total financial liabilities (including derivatives assets)	14,814
Future interests on financial lease liabilities	1,525
Not later than one year [member] | TDIRA [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	3
Not later than one year [member] | Bonds, financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	3,701
Not later than one year [member] | Bank loans and from development organizations and multilateral lending institutions [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	633
Not later than one year [member] | Debt relating to financed assets [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	70
Not later than one year [member] | Cash collateral received [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	31
Not later than one year [member] | NEU Commercial Paper
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	555
Not later than one year [member] | IFRS Bank Overdrafts [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	154
Not later than one year [member] | Other financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	48
Later than one year and not later than two years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative (liabilities)	(133)
Gross financial debt after derivatives	1,686
Trade payables	243
Total financial liabilities (including derivatives assets)	1,929
Future interests on financial lease liabilities	914
Later than one year and not later than two years [member] | Bonds, financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	1,152
Later than one year and not later than two years [member] | Bank loans and from development organizations and multilateral lending institutions [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	324
Later than one year and not later than two years [member] | Debt relating to financed assets [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	75
Later than one year and not later than two years [member] | Other financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	3
Later than two years and not later than three years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative (liabilities)	(99)
Derivative (assets)	(10)
Gross financial debt after derivatives	2,623
Trade payables	212
Total financial liabilities (including derivatives assets)	2,834
Future interests on financial lease liabilities	851
Later than two years and not later than three years [member] | Bonds, financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	1,450
Later than two years and not later than three years [member] | Bank loans and from development organizations and multilateral lending institutions [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	1,005
Later than two years and not later than three years [member] | Debt relating to financed assets [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	75
Later than two years and not later than three years [member] | Other financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	3
Later than three years and not later than four years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative (assets)	(19)
Gross financial debt after derivatives	2,283
Trade payables	87
Total financial liabilities (including derivatives assets)	2,370
Future interests on financial lease liabilities	807
Later than three years and not later than four years [member] | Bonds, financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	1,984
Later than three years and not later than four years [member] | Bank loans and from development organizations and multilateral lending institutions [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	260
Later than three years and not later than four years [member] | Debt relating to financed assets [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	58
Later than three years and not later than four years [member] | Other financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	1
Later than four years and not later than five years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative (liabilities)	(34)
Derivative (assets)	(14)
Gross financial debt after derivatives	3,124
Trade payables	362
Total financial liabilities (including derivatives assets)	3,486
Future interests on financial lease liabilities	855
Later than four years and not later than five years [member] | Bonds, financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	2,337
Later than four years and not later than five years [member] | Bank loans and from development organizations and multilateral lending institutions [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	750
Later than four years and not later than five years [member] | Debt relating to financed assets [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	17
Later than four years and not later than five years [member] | Other financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	1
Later than five years [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative (liabilities)	(39)
Derivative (assets)	(153)
Gross financial debt after derivatives	19,991
Trade payables	388
Total financial liabilities (including derivatives assets)	20,379
Future interests on financial lease liabilities	5,472
Later than five years [member] | Bonds, financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	19,388
Later than five years [member] | Bank loans and from development organizations and multilateral lending institutions [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	703
Later than five years [member] | Other financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	15
Undefined maturity [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross financial debt after derivatives	466
Total financial liabilities (including derivatives assets)	466
Undefined maturity [member] | TDIRA [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	633
Undefined maturity [member] | Bonds, financial liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	(163)
Undefined maturity [member] | Bank loans and from development organizations and multilateral lending institutions [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Non-derivative financial liabilities	€ (4)